Pledged assets and collateral (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Assets Pledged as Collateral

The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2016 and 2017:

	2016	2017
	(in billions of yen)
Interest-bearing deposits in other banks	69	51
Trading account assets	7,939	6,577
Investments	10,254	8,213
Loans	5,871	7,468
Other assets	1,322	1,588

Total	25,455	23,897

Schedule of Secured Borrowings

The associated liabilities collateralized by the above assets at March 31, 2016 and 2017 are summarized below:

	2016	2017
	(in billions of yen)
Deposits	813	919
Payables under repurchase agreements	6,182	6,109
Payables under securities lending transactions	2,790	1,460
Other short-term borrowings	657	686
Long-term debt	5,545	4,220

Total	15,987	13,394